Investment Properties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Summary of Investment Properties
(1)	Investment properties as of December 31, 2022 and 2023 are as follows:

		2022
		Acquisition cost	Government grants	Accumulated depreciation	Book value

		In millions of won
Land	￦	194,417	—	—	194,417
Buildings		20,241	(21)	(6,351)	13,869

	￦	214,658	(21)	(6,351)	208,286

		2023
		Acquisition cost	Government grants	Accumulated depreciation	Book value

		In millions of won
Land	￦	172,594	—	—	172,594
Buildings		20,043	(22)	(7,088)	12,933

	￦	192,637	(22)	(7,088)	185,527

Summary of Changes in Investment Properties
(2)	Changes in investment properties for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Beginning balance	Disposal	Depreciation	Others	Ending balance

		In millions of won
Land	￦	201,605	(208)	—	(6,980)	194,417
Buildings		11,209	—	(487)	3,168	13,890
(Government grants)		(30)	—	1	8	(21)

	￦	212,784	(208)	(486)	(3,804)	208,286

		2023
		Beginning balance	Disposal	Depreciation	Others	Ending balance

		In millions of won
Land	￦	194,417	—	—	(21,823)	172,594
Buildings		13,890	—	(494)	(441)	12,955
(Government grants)		(21)	—	1	(2)	(22)

	￦	208,286	—	(493)	(22,266)	185,527

Summary of Income and Expenses Related to Investment Properties
(3)	Income and expenses related to investment properties for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Rental income	￦	9,775	10,519
Operating and maintenance expenses related to rental income		(587)	(507)

	￦	9,188	10,012

Summary of Fair Value of Investment Properties
(4)	Fair value of investment properties as of December 31, 2022 and 2023 are as follows:

		2022		2023

		Book value	Fair value	Book value	Fair value
		In millions of won
Land	￦	194,417	292,827	172,594	258,478
Buildings		13,869	15,626	12,933	13,437

	￦	208,286	308,453	185,527	271,915